Pension and Other Benefit Programs - Long-Term Rate of Return on Plan Assets (Detail)	12 Months Ended
Sep. 29, 2018
Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	7.00%
Minimum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	3.00%
Minimum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	7.00%
Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	11.00%
Maximum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	5.00%
Maximum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	12.00%